UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22349

Capital Group Private Client Services Funds

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Brian C. Janssen

Capital Group Private Client Services Funds

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Group California Core Municipal Fund Capital Group California Short-Term Municipal Fund Semi-annual report for the six months ended April 30, 2024

Research-driven
approaches to seeking
wealth preservation
and income

The Securities and Exchange Commission has adopted new regulations that will change the content and design of annual and semi-annual shareholder reports beginning in July 2024. Certain types of information, including investment portfolio and financial statements, will not be included in the shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications from the fund electronically, you may update your mailing preferences with your financial intermediary or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

Capital Group California Core Municipal Fund seeks to provide current income exempt from federal and California income taxes while preserving your investment.

Capital Group California Short-Term Municipal Fund seeks to preserve your investment and secondarily to provide current income exempt from federal and California income taxes.

Each fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report are at net asset value. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current and month-end results, refer to capitalgroup.com/pcs.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2024 (the most recent calendar quarter-end), and the total annual fund operating expense ratios as of the prospectus dated January 1, 2024:

	Cumulative total returns	Average annual total returns			Expense ratios
	1 year	5 years	10 years	Lifetime*	Gross	Net

Capital Group California Core Municipal Fund	2.01%	1.23%	1.73%	2.12%	0.28%	0.28%
Capital Group California Short-Term Municipal Fund	1.57	0.80	0.92	1.10	0.32	0.30	†

*	Since April 13, 2010.
†	The investment advisor is currently reimbursing a portion of other expenses. This reimbursement will be in effect through at least January 1, 2025. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Please see the fund’s most recent prospectus for details.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. For more information on the funds in this report, refer to capitalgroup.com/pcs.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Funds’ 30-day yields and 12-month distribution rates

2	Results at a glance

Investment portfolios

3	Capital Group California Core Municipal Fund

16	Capital Group California Short-Term Municipal Fund

21	Financial statements

24	Notes to financial statements

33	Financial highlights

Fellow investors:

Shown in the table on the following page are the semi-annual returns for Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund for the six months ended April 30, 2024. Also shown are the results of their benchmarks and peer group averages.

For additional information about the funds, their investment results, holdings and portfolio managers, refer to capitalgrouppcsfunds.com. You can also read our insights about the markets, industries and more at capitalgroup.com/pcs.

Funds’ 30-day yields and 12-month distribution rates

Below is a summary of each fund’s 30-day yield and 12-month distribution rate as of April 30, 2024. Each fund’s 30-day yield is calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The SEC yield reflects the rate at which each fund is earning income on its current portfolio of securities while the distribution rate reflects the funds’ past dividends paid to shareholders. Accordingly, the funds’ SEC yields and distribution rates may differ.

	SEC 30-day yield		12-month
	Gross	Net	Distribution rate
Capital Group California Core Municipal Fund	3.02%	3.02%	2.23%
Capital Group California Short-Term Municipal Fund	3.02	3.03	1.99

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Income from municipal bonds may be subject to state or local income taxes and/or federal alternative minimum taxes. Also, certain other income, as well as capital gain distributions, may be taxable. State tax-exempt funds are more susceptible to factors adversely affecting issuers of their state’s tax-exempt securities than a more widely diversified municipal bond fund. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

This report must be preceded or accompanied by prospectuses or summary prospectuses for Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund.

Private Client Services Funds	1

Results at a glance

For periods ended April 30, 2024, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

Capital Group California Core Municipal Fund	4.47%	1.55%	1.04%	1.58%	2.05%
Bloomberg California Short-Intermediate Municipal Index[2]	3.96	1.58	1.00	1.51	2.17
Lipper California Short-Intermediate Municipal Debt Funds Average[3]	3.78	2.33	0.86	1.12	1.42
Capital Group California Short-Term Municipal Fund	2.81	1.49	0.71	0.86	1.06
Bloomberg California Short Municipal Index[4]	2.76	1.97	0.91	1.06	1.38
Lipper Short Municipal Debt Funds Average[5]	2.76	2.84	1.00	0.89	1.02

Past results are not predictive of results in future periods.

[1]	Since April 13, 2010.
[2]	Bloomberg California Short-Intermediate Municipal Index is a market value-weighted index that includes only investment-grade tax-exempt bonds that are issued from California with maturities of one to 10 years. The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of commissions, account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. There have been periods when the fund has lagged the index. Source: Bloomberg Index Services Ltd.
[3]	Lipper California Short-Intermediate Municipal Debt Funds Average is composed of funds that limit their assets to those securities that provide income that is exempt from taxation in California, with dollar-weighted average maturities of one to five years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. There have been periods when the fund has lagged the average. Source: Refinitiv Lipper.
[4]	Bloomberg California Short Municipal Index is a market value-weighted index that includes only investment-grade tax-exempt bonds that are issued from California with maturities of one to five years. The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of commissions, account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. There have been periods when the fund has lagged the index. Source: Bloomberg Index Services Ltd.
[5]	Lipper Short Municipal Debt Funds Average is composed of funds that invest in municipal debt issues with dollar-weighted average maturities of less than three years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. There have been periods when the fund has lagged the average.

Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic, and averages may have few funds, especially over longer periods.

For additional information about the funds, their investment results, holdings and portfolio managers, refer to capitalgrouppcsfunds.com. You can also find insights about the markets, industries and more at capitalgroup.com/pcs.

2	Private Client Services Funds

Capital Group California Core Municipal Fund	unaudited
Investment portfolio April 30, 2024

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.

Bonds, notes & other debt instruments 95.08%	Principal amount (000)		Value (000)
Alabama 0.63%
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2022-B-1, 4.00% 10/1/2025	USD	4,130	$4,130

California 94.11%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 10/1/2024		600	602
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 10/1/2025		500	503
City of Alhambra, Insured Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 1/1/2027		630	648
Anaheim Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2003, National insured, 0% 8/1/2028		1,000	871
Antelope Valley Community College Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2022-C, 2016 Election, 0% 8/1/2029		1,000	845
Antelope Valley Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015, 0% 8/1/2035 (preref. 2/15/2025)		2,300	1,433
Antelope Valley Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015, 0% 8/1/2036 (preref. 2/15/2025)		2,800	1,669
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 9/2/2024		395	396
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 9/2/2025		510	512
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-S-7, 4.00% 4/1/2031		2,040	2,081
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2001-A, (SIFMA Municipal Swap Index + 1.25%) 5.02% 4/1/2036 (put 4/1/2027)[1]		1,000	1,005
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-D, (SIFMA Municipal Swap Index + 0.30%) 4.07% 4/1/2056 (put 4/1/2027)[1]		1,895	1,857
City of Beaumont, Wastewater Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 9/1/2026		500	520
Burbank Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 1997 Election, Series 2002-C, National insured, 0% 7/1/2027		1,500	1,350
California County Tobacco Securitization Agcy., Tobacco Settlement Rev. Bonds (Los Angeles County Securitization Corp.), Series 2020-A, 5.00% 6/1/2026		600	618
Trustees of the California State University, Systemwide Rev. Bonds, Series 2015-A, 5.00% 11/1/2024		500	504
Trustees of the California State University, Systemwide Rev. Bonds, Series 2023-B, 5.00% 11/1/2026		920	962
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-A, 5.00% 11/1/2028		2,705	2,804
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 11/1/2049 (put 11/1/2026)		1,980	1,778
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2014-B, Assured Guaranty Municipal insured, 5.00% 8/1/2024		260	261
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 8/1/2025		620	622
Cerritos Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2012-D, 0% 8/1/2027		830	744
Chabot-Las Positas Community College Dist., G.O. Rev. Ref. Bonds, Series 2016, 4.00% 8/1/2033		1,580	1,596
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 9/1/2027		465	461

Private Client Services Funds	3

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 9/1/2028	USD	480	$476
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 9/1/2029		500	496
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 9/1/2030		520	515
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 9/1/2031		540	534
City of Chino, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 9/1/2025		665	668
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 9/1/2024		465	466
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 9/1/2026		780	794
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 9/1/2027		430	443
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 9/1/2028		355	370
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 9/1/2029		225	237
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 9/1/2030		60	64
Clovis Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2006-B, National insured, 0% 8/1/2030		1,000	814
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)		8,975	8,873
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-A, 4.00% 10/1/2052 (put 12/1/2027)		1,600	1,597
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2022-A-1, 4.00% 5/1/2053 (put 8/1/2028)		6,670	6,648
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-B-1, 5.00% 7/1/2053 (put 8/1/2029)		9,720	10,192
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 5.00% 12/1/2053 (put 8/1/2029)		3,945	4,133
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-E-1, 5.00% 2/1/2054 (put 3/1/2031)		5,720	6,027
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)		500	529
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-D, 5.50% 5/1/2054 (put 8/1/2028)		5,000	5,310
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-G, 5.25% 11/1/2054 (put 4/1/2030)		5,465	5,818
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 7/1/2026 (preref. 7/1/2024)		1,290	1,293
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 8/1/2029 (preref. 8/1/2025)		1,000	1,020
Compton Community College Dist., G.O. Rev. Ref. Bonds, 2014 Election, Series 2024-B, BAM insured, 5.00% 8/1/2035		625	747
Compton Community College Dist., G.O. Rev. Ref. Bonds, 2014 Election, Series 2024-B, BAM insured, 5.00% 8/1/2036		795	942
Compton Community College Dist., G.O. Rev. Ref. Bonds, 2014 Election, Series 2024-B, BAM insured, 5.00% 8/1/2037		855	1,002
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 6/1/2033		1,750	1,259
Corona-Norco Unified School Dist., Community Facs. Dist. No. 05-1, Special Tax Bonds, Series 2016, 5.00% 9/1/2036		2,010	2,055
Davis Joint Unified School Dist., G.O Bonds, 2018 Election, Series 2020, BAM insured, 3.00% 8/1/2034		750	700
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2026		400	399
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 5.00% 9/1/2027		880	913
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 5.00% 9/1/2028		925	972
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 5.00% 9/1/2029		675	718
Desert Community College Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2032 (preref. 2/1/2026)		1,885	1,943
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 3.00% 9/1/2025		265	259
East Bay Municipal Utility Dist., Water System Rev. Ref. Bonds, Series 2015-A, 5.00% 6/1/2027		3,550	3,618
East Side Union High School Dist., G.O. Bonds, 2014 Election, Series 2023-D, 5.00% 8/1/2030		570	647
Eastern Municipal Water Dist., Fin. Auth., Water and Wastewater Rev. Ref. Bonds, Series 2020-A, 2.75% 7/1/2028		535	515

4	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Eastern Municipal Water Dist., Water and Wastewater Rev. Ref. Bonds, Series 2021-A, 4.00% 7/1/2029	USD	1,210	$1,281
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2021-A, 5.00% 4/1/2028		1,375	1,473
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 10/1/2026		530	533
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 10/1/2027		500	503
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 10/1/2030		1,000	1,005
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 9/1/2024		855	856
El Rancho Unified School Dist., G.O. Bonds, 2016 Election, Series 2023-D, BAM insured, 5.50% 8/1/2028		235	258
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, 5.00% 9/1/2025		580	589
Elk Grove Unified School Dist., G.O. Bonds, 2016 Election, Series 2021, 2.00% 8/1/2039		500	350
Escondido Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2009-A, 0% 8/1/2027		3,000	2,696
Etiwanda School Dist., G.O. Bonds, 2016 Election, Series 2020-A, 4.00% 8/1/2029		570	597
City of Fillmore, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 6/1/2024		1,000	1,001
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 1, G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2004-B, National insured, 0% 10/1/2026		1,000	922
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 9/1/2026		100	100
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 9/1/2027		120	120
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2027		625	624
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2029		390	390
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 1995-A, 0% 1/1/2025 (escrowed to maturity)		5,000	4,878
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 1995-A, 0% 1/1/2028 (escrowed to maturity)		2,000	1,777
Foothill-De Anza Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2006 Election, AMBAC insured, Series 2007-B, 0% 8/1/2032		1,000	773
G.O. Bonds, Series 2021, 4.00% 10/1/2026		1,000	1,017
G.O. Bonds, Series 2020, 4.00% 3/1/2028		750	774
G.O. Bonds, Series 2021, 5.00% 10/1/2029		2,000	2,203
G.O. Bonds, Series 2018, 5.00% 10/1/2030		1,000	1,082
G.O. Bonds, Series 2019, 5.00% 11/1/2032		1,270	1,375
G.O. Bonds, Series 2023, 5.00% 9/1/2034		7,000	8,160
G.O. Bonds, Series 2023, 5.00% 10/1/2034		2,920	3,385
G.O. Rev. Ref. Bonds, Series 2023, 5.00% 9/1/2026		4,000	4,156
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 4/1/2027		745	783
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 4/1/2028		685	733
G.O. Rev. Ref. Bonds, Series 2020, 5.00% 11/1/2028		3,420	3,702
G.O. Rev. Ref. Bonds, Series 2017, 5.00% 11/1/2029		6,000	6,373
G.O. Rev. Ref. Bonds, Series 2017, 5.00% 8/1/2030		1,335	1,412
G.O. Rev. Ref. Bonds, Series 2018-C, 5.00% 8/1/2030		3,535	3,814
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 9/1/2030		3,500	3,918
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 4/1/2031		3,000	3,391
G.O. Rev. Ref. Bonds, Series 2020, 5.00% 3/1/2032		4,000	4,445
G.O. Rev. Ref. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.25% 8/1/2032		2,000	2,306
City of Glendale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Central Glendale Redev. Project), Series 2016, BAM insured, 5.00% 12/1/2024		425	428
Glendale Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-B, 0% 8/1/2036		1,240	762
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, AMBAC insured, 0% 6/1/2024 (escrowed to maturity)		2,000	1,993
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 6/1/2025 (escrowed to maturity)		6,000	5,767
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, AMBAC insured, 0% 6/1/2027 (escrowed to maturity)		1,325	1,193
Greenfield Elementary School Dist., G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2007-A, Assured Guaranty Municipal insured, 0% 8/1/2029		1,270	1,048

Private Client Services Funds	5

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City of Grossmont, Healthcare Dist., G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2007-A, AMBAC insured, 0% 7/15/2032	USD	1,500	$1,140
City of Hawthorne, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 9/1/2024		250	251
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2/1/2025		1,000	1,009
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-A, 3.85% 11/15/2027		1,520	1,509
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2014-A, 5.00% 8/15/2025		400	402
Health Facs. Fncg. Auth., Rev. Bonds (PIH Health), Series 2020-A, 5.00% 6/1/2030		1,900	2,033
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2019-B, 5.00% 10/1/2039 (put 10/1/2027)		3,135	3,237
Health Facs. Fncg. Auth., Rev. Bonds (Scripps Health), Series 2024-A, 5.00% 11/15/2037		5,000	5,748
Health Facs. Fncg. Auth., Rev. Bonds (Stanford Health Care), Series 2021-A, 3.00% 8/15/2054 (put 8/15/2025)		5,470	5,411
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 11/15/2025		2,620	2,679
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 11/15/2026 (preref. 11/15/2025)		300	308
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 11/15/2026		2,300	2,390
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Adventist Health System/West), Series 2016-A, 4.00% 3/1/2025		1,270	1,269
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 5.00% 5/15/2026		830	858
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 11/15/2024		1,000	1,007
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 11/15/2026		1,750	1,835
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 11/15/2032		4,575	4,893
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, 5.00% 9/1/2026		600	606
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Symphony at Del Sur), Series 2023-V, 5.00% 5/1/2054 (put 11/1/2026)		2,565	2,628
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036		1,213	1,101
Infrastructure and Econ. Dev. Bank, Bay Area Toll Bridges Seismic Retrofit Rev. Bonds, Series 2003-A, FGIC insured, 5.00%% 7/1/2024 (escrowed to maturity)		110	110
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2025		100	102
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2026		125	129
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2027		110	116
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2028		375	400
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2029		140	150
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2030		340	366
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2020-A-1, 4.00% 4/1/2030		825	880
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2016-B, 5.00% 7/1/2030		3,855	4,275
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 5/1/2031		500	524
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 5/1/2027		650	680
City of Irvine, Facs. Fncg. Auth., Special Tax Rev. Bonds (Irvine Great Park Infrastructure Project), Series 2023-A, 5.00% 9/1/2033		1,200	1,411
City of Irvine, Facs. Fncg. Auth., Special Tax Rev. Bonds (Irvine Great Park Infrastructure Project), Series 2023-A, 5.00% 9/1/2034		2,120	2,481
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 9/2/2024		725	727
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2024		1,250	1,254
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2024		210	211
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2025		250	254
City of Irvine, Reassessment Dist. No. 21-1, Limited Obligation Improvement Bonds, Series 2021, 4.00% 9/2/2025		500	501
City of Irvine, Reassessment Dist. No. 21-1, Limited Obligation Improvement Bonds, Series 2021, 4.00% 9/2/2028		500	512
City of Irvine, Reassessment Dist. No. 21-1, Limited Obligation Improvement Bonds, Series 2021, BAM insured, 4.00% 9/2/2030		1,265	1,313
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 9/1/2027		140	146
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 9/1/2028		345	365
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 9/1/2030		210	226
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 9/1/2029		710	713

6	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 9/1/2027	USD	1,615	$1,650
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2029		335	347
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2031		375	391
Kings Canyon Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 8/1/2029		1,600	1,641
La Habra School Dist., G.O. Bonds, Capital Appreciation Bonds, 2000 Election, Series 2002-A, Assured Guaranty Municipal insured, 0% 8/1/2026		1,010	930
Lakeside Union School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2029		1,785	1,870
City of Lodi, Public Fin. Auth., Rev. Ref. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 9/1/2024		260	261
Long Beach Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2008-A, Assured Guaranty Municipal insured, 0% 6/1/2027		3,865	3,492
Los Altos School Dist., G.O. Bonds, 2014 Election, Capital Appreciation Bonds, Series 2019-A, 4.00% 8/1/2029		1,000	1,035
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-B, 5.00% 5/15/2031		420	483
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-E, 5.00% 5/15/2039		1,130	1,208
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-D, 5.00% 7/1/2024		535	536
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-B, 5.00% 7/1/2025		1,875	1,911
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-D, 5.00% 7/1/2025		500	510
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-A, 5.00% 7/1/2029		2,000	2,221
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2030		775	878
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2032		870	1,019
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-D, 5.00% 7/1/2033		685	737
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2021-C, 5.00% 7/1/2033		1,500	1,728
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2033		1,345	1,575
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-A, 5.00% 7/1/2028		650	707
City of Los Angeles, Solid Waste Resources Rev. Bonds, Series 2023-A, 5.00% 2/1/2025		990	1,002
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2027		100	103
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2031		225	240
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2032		175	188
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2033		170	182
County of Los Angeles, Dev. Auth., Multi Family Housing Mortgage Rev. Bonds (Long Beach Senior Housing), Series 2022, 2.00% 2/1/2026 (put 2/1/2025)		3,350	3,276
County of Los Angeles, Dev. Auth., Multi Family Housing Rev. Bonds (West LA VA - Building 156 & 157 Apartments), Series 2023-C, 3.75% 12/1/2046 (put 12/1/2026)		1,360	1,343
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Bonds, Series 2021-A, 4.00% 6/1/2036		3,450	3,657
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Bonds, Series 2021-A, 5.00% 7/1/2034		1,000	1,152
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Ref. Bonds, Series 2023-A, 5.00% 7/1/2034		1,075	1,276
County of Los Angeles, Public Works Fncg. Auth., Lease Rev. Bonds, Series 2016-D, 5.00% 12/1/2027		1,500	1,547
Los Angeles Community College Dist., G.O. Bonds, 2008 Election, Series 2016-I, 4.00% 8/1/2033		1,500	1,521
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2024-A, 5.00% 7/1/2025		2,260	2,302
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2024-A, 5.00% 7/1/2034		1,150	1,358
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-RYQ, 4.00% 7/1/2036		3,000	3,158
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2008 Election, Series 2018-B-1, BAM insured, 5.00% 7/1/2036		1,000	1,064
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 7/1/2032		1,395	1,500
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2019-A, 3.00% 1/1/2034		4,780	4,541
Los Rios Community College Dist., G.O. Bonds, 2008 Election, Series 2021-E, 3.00% 8/1/2033		1,750	1,649

Private Client Services Funds	7

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Los Rios Community College Dist., G.O. Bonds, 2008 Election, Series 2021-E, 3.00% 8/1/2034	USD	2,750	$2,560
Madera Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2006, Assured Guaranty Municipal insured, 0% 8/1/2029		585	488
Manhattan Beach Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, Series 1999-C, FGIC-National insured, 0% 9/1/2024		2,595	2,565
Manteca Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2006, National insured, 0% 8/1/2027		560	498
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 9/1/2028		275	274
City of Merced Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 10/1/2028		250	257
Merced Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2011-C, 0% 8/1/2033		615	448
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2019-A, 5.00% 7/1/2027		550	586
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2022-B, 5.00% 7/1/2033		500	588
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2022-B, 5.00% 7/1/2034		500	587
Modesto Irrigation Dist. Fncg. Auth., Electric System Rev. Bonds, Series 2023-A, 5.00% 10/1/2031		900	1,026
Modesto Irrigation Dist. Fncg. Auth., Electric System Rev. Bonds, Series 2023-A, 5.00% 10/1/2034		700	825
Montebello Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 8/1/2028		1,545	1,564
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 9/1/2030		425	444
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2024-A, 5.00% 9/1/2034		1,250	1,449
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2024-A, 5.00% 9/1/2035		500	576
Mountain View - Los Altos Union School Dist., G.O. Bonds, 2018 Election, Series 2022-C, 4.00% 8/1/2031		2,465	2,690
Mt. Diablo Unified School Dist., G.O. Rev. Ref. Bonds, Series 2023, 5.00% 6/1/2031		1,000	1,150
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2022-A, Assured Guaranty Municipal insured, 5.00% 11/1/2028		125	134
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 4.00% 6/1/2026		125	123
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Terracina at Westpark Apartments), Series 2024-A, 3.20% 9/1/2045 (put 8/1/2027)		3,365	3,302
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (HumanGood California Obligated Group), Series 2019-A, 4.00% 10/1/2030		2,510	2,520
Municipal Fin. Auth., Rev. Bonds (California Institute of the Arts), Series 2021, 4.00% 10/1/2033		250	249
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2026		900	921
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, 5.00% 2/1/2027		955	981
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, 5.00% 2/1/2028		750	777
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, 5.00% 2/1/2029		825	864
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation), Series 2017-A, 5.00% 11/15/2024 (escrowed to maturity)		300	302
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2026		335	343
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 11/1/2025		500	511
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2028		1,600	1,604
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2029		1,135	1,139
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2031		550	552
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2035		1,000	987
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2030		525	539
Napa Valley Community College Dist., G.O. Rev. Ref. Bonds, Convertible Capital Appreciation Bonds, Series 2018, 4.00% 8/1/2033[2]		2,190	2,217
Napa Valley Unified School Dist., G.O. Bonds, 2016 Election, Series 2019-C, Assured Guaranty Municipal insured, 4.00% 8/1/2034		1,030	1,047
New Haven Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2008-C, Assured Guaranty insured, 0% 8/1/2030		5,075	4,095
Newport-Mesa Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2007, National insured, 0% 8/1/2030		2,575	2,111
Newport-Mesa Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2007, National insured, 0% 8/1/2031		1,000	793
Northern California Energy Auth., Commodity Supply Rev. Bonds, Series 2018, 4.00% 7/1/2049 (put 7/1/2024)		5,250	5,251
Oak Park Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2009-B, Assured Guaranty Municipal insured, 0% 8/1/2029		605	501
Oakland Unified School Dist., G.O. Bonds, Series 2016, 5.00% 8/1/2024 (escrowed to maturity)		690	692
Oakland Unified School Dist., G.O. Bonds, Series 2016, 5.00% 8/1/2024		620	622
Oakland Unified School Dist., G.O. Bonds, 2006 Election, Series 2016-A, 5.00% 8/1/2026		1,325	1,374

8	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 8/1/2028	USD	1,000	$1,060
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 8/1/2034		2,000	2,042
Oakland Unified School Dist., G.O. Bonds, 2020 Election, Series 2023-A, Assured Guaranty Municipal insured, 5.00% 8/1/2034		1,070	1,248
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 8/1/2026		1,125	1,150
County of Orange, Airport Governmental Rev. Ref. Bonds, Series 2019-B, 5.00% 7/1/2025 (escrowed to maturity)		1,065	1,084
County of Orange, Airport Private Activity Rev. Ref. Bonds, Series 2019-A, 5.00% 7/1/2025 (escrowed to maturity)		1,000	1,018
County of Orange, Community Facs. Dist. No. 2016-1 (Village of Esencia), Special Tax Bonds, Series 2016-A, 5.00% 8/15/2026		570	584
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 4.00% 8/15/2024		130	130
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2031		1,025	1,095
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2032		1,000	1,073
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2033		500	534
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2029		280	295
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2030		500	530
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2031		325	345
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2032		495	525
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2033		440	467
County of Orange, Transportation Auth., Bond Anticipation Notes (I-405 Improvement Project), Series 2021, 5.00% 10/15/2024 (escrowed to maturity)		2,000	2,014
City of Oxnard, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 6/1/2024		250	250
City of Oxnard, Water Rev. Ref. Bonds, Series 2018, BAM insured, 5.00% 6/1/2024		450	450
Palomar Community College Dist., G.O. Bonds, 2006 Election, Series 2015-C, 4.00% 8/1/2036 (preref. 8/1/2025)		550	554
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 8/1/2026		630	645
Paramount Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 1998 Election, Series 2001-B, Assured Guaranty Municipal insured, 0% 9/1/2025		3,000	2,863
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 10/1/2026		250	259
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 10/1/2027		200	211
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 10/1/2028		285	305
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 10/1/2029		400	435
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2024		1,000	1,002
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2032		2,675	2,701
Perris Union High School Dist., G.O. Bonds, 2012 Election, Series 2021-C, 4.00% 9/1/2028		185	193
Perris Union High School Dist., G.O. Bonds, 2012 Election, Series 2021-C, 4.00% 9/1/2029		200	211
Perris Union High School Dist., G.O. Bonds, 2012 Election, Series 2021-C, 4.00% 9/1/2030		215	227
Perris Union High School Dist., G.O. Bonds, 2012 Election, Series 2021-C, 4.00% 9/1/2031		350	370
Pleasant Valley School Dist., G.O. Bonds, 8/1/2029 Election, Series A, 5.00% 8/1/2029 (preref. 8/1/2026)		645	673
Pollution Control Fncg. Auth., Water Facs. Rev. Bonds (American Water Capital Corp. Project), Series 2020, 3.70% 8/1/2040 (put 9/1/2028)		3,550	3,517
Public Fin. Auth., Reassessment Rev. Ref. Bonds, Series 2019, 5.00% 9/2/2029		1,000	1,055
Public Fin. Auth., Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2022-A, 5.00% 7/15/2028		250	271
Public Fin. Auth., Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2022-A, 5.00% 7/15/2030		250	282
Public Fin. Auth., Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2022-A, 5.00% 7/15/2033		330	378
Public Fin. Auth., Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2022-A, 5.00% 7/15/2034		350	401
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2028		450	460
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2029		500	516
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2031		520	544
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-D, 5.00% 4/1/2028		400	416

Private Client Services Funds	9

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 9/1/2026	USD	600	$603
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 9/1/2028		300	301
City of Redding, Joint Powers Fin. Auth., Electric System Rev. Bonds, Series 2015-A, 5.00% 6/1/2024		15	15
Rialto Unified School Dist., G.O. Bonds, 2010 Election, Series 2019, 3.00% 8/1/2026		600	592
Rialto Unified School Dist., G.O. Bonds, 2010 Election, Series 2019, 3.00% 8/1/2027		750	737
City of Richmond, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 9/1/2025		200	201
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 9/1/2032		240	250
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1, Special Tax Rev. Ref. Bonds, Series 2022-A-1, Assured Guaranty Municipal insured, 5.00% 9/1/2028		500	537
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1, Special Tax Rev. Ref. Bonds, Series 2022-A-1, Assured Guaranty Municipal insured, 5.00% 9/1/2029		500	547
County of Riverside, Transportation Commission, Toll Rev. Bonds, Capital Appreciation Bonds, Series 2013-B, 0% 6/1/2024 (escrowed to maturity)		5,985	5,965
Riverside Community College Dist., G.O. Bonds, 2004 Election, Series 2019-F, 3.00% 8/1/2034		580	555
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2025		350	355
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2026		400	406
Riverside Unified School Dist., G.O. Bonds, 2016 Election, Series 2019, 4.00% 8/1/2029		850	876
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2024		1,000	1,002
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2032		2,000	2,030
Roseville Joint Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2007-C, Assured Guaranty Municipal insured, 0% 8/1/2025		700	669
Rowland Unified School Dist., G.O. Bonds, 2006 Election, Capital Appreciation Bonds, Series 2009-B, 0% 8/1/2034		2,420	1,624
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 7/1/2024		270	271
City of Sacramento, Municipal Utility Dist., Electric Rev. Ref. Bonds, Series 2023-D, 5.00% 8/15/2049 (put 7/13/2023)		3,150	3,489
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-E, 5.00% 7/1/2027		1,015	1,077
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-E, 5.00% 7/1/2030		200	216
Sacramento Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2023, 5.00% 10/1/2036		2,500	2,958
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-D, BAM insured, 4.00% 8/1/2027		585	599
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2017-E, 5.00% 8/1/2027		555	586
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-D, BAM insured, 4.00% 8/1/2028		610	628
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-D, BAM insured, 4.00% 8/1/2029		635	657
Sacramento Unified School Dist., G.O. Rev. Ref. Bonds, Series 2024, BAM insured, 5.00% 8/1/2024		245	246
Sacramento Unified School Dist., G.O. Rev. Ref. Bonds, Series 2024, BAM insured, 5.00% 8/1/2025		210	214
Sacramento Unified School Dist., G.O. Rev. Ref. Bonds, Series 2024, BAM insured, 5.00% 8/1/2026		220	228
Sacramento Unified School Dist., G.O. Rev. Ref. Bonds, Series 2024, BAM insured, 5.00% 8/1/2027		575	608
Sacramento Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022, BAM insured, 5.00% 7/1/2030		1,050	1,169
Sacramento Unified School Dist., G.O. Rev. Ref. Bonds, Series 2024-B, BAM insured, 5.00% 8/1/2037		855	959
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2027		635	646
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2028		875	893
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2029		430	440
City of San Diego, Housing Auth., Multi Family Housing Rev. Bonds, Series 2023-B, 5.00% 5/1/2057 (put 11/1/2026)		3,575	3,660
City of San Diego, Public Facs. Fncg. Auth., Lease Rev. Bonds (Capital Improvement Projects), Series 2021-A, 5.00% 10/15/2030		200	227
City of San Diego, Public Facs. Fncg. Auth., Lease Rev. Bonds (Capital Improvement Projects), Series 2021-A, 5.00% 10/15/2031		150	170
City of San Diego, Public Facs. Fncg. Auth., Water Rev. Bonds, Series 2020-A, 5.00% 8/1/2029		500	556
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2026		255	253

10	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
County of San Diego, Grossmont Healthcare Dist., G.O. Rev. Ref. Bonds, Series 2021-E, 5.00% 7/15/2030	USD	500	$558
County of San Diego, Grossmont Healthcare Dist., G.O. Rev. Ref. Bonds, Series 2021-E, 5.00% 7/15/2031		625	705
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 7/1/2027		400	425
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 7/1/2028		320	347
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 7/1/2029		585	648
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2028		1,000	1,084
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2029		1,000	1,107
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 7/1/2031		1,405	1,586
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Bonds, Series 2021-B, 5.00% 4/1/2029		320	354
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Green Bonds, Series 2020-A, 5.00% 4/1/2028		850	922
County of San Diego, Water Auth., Water Rev. Bonds, Series 2022-A, 5.00% 5/1/2028		250	272
County of San Diego, Water Auth., Water Rev. Bonds, Series 2022-A, 5.00% 5/1/2029		500	559
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2016-SR-1, 4.00% 7/1/2031		3,000	3,041
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Capital Appreciation Bonds, 2008 Election, Series 2012-E, 0% 7/1/2034		3,000	2,113
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Green Bonds, 2018 Election, Series 2023-G-2, 5.00% 7/1/2028		2,400	2,617
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2015-R-4, 5.00% 7/1/2026		1,000	1,018
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2015-R-4, 5.00% 7/1/2027		3,000	3,060
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2016-R-5, 5.00% 7/1/2029		1,500	1,569
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2022-B-2, 5.00% 5/1/2027		4,000	4,238
City and County of San Francisco, Public Utilities Commission, Power Rev. Bonds, Series 2023-A, 5.00% 11/1/2035		525	614
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2023-C, 4.00% 10/1/2048 (put 10/1/2029)		4,855	5,023
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Rev. Ref. Bonds, Series 2023, Assured Guaranty Municipal insured, 5.00% 8/1/2033		1,000	1,157
City of San Francisco, Bay Area Rapid Transit Dist., G.O. Bonds, 2016 Election, Series 2020-C-1, 5.00% 8/1/2027		1,500	1,600
City of San Francisco, Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 7/1/2027		475	483
San Francisco Unified School Dist., G.O. Bonds, 2016 Election, Series 2020-B, 4.00% 6/15/2029		1,000	1,040
San Francisco Unified School Dist., G.O. Bonds, 2016 Election, Series 2020-B, 4.00% 6/15/2034		975	1,008
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2024		65	65
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2025		90	91
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2026		155	158
San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1997-A, National insured, 0% 1/15/2025		285	277
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2029		500	550
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2030		250	280
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-B, 5.00% 3/1/2032		1,250	1,426
City of San Jose, G.O. Bonds (Disaster Preparedness, Public Safety and Infrastructure), Series 2021-A, 5.00% 9/1/2030		2,250	2,566
City of San Jose, Multi Family Housing Rev. Bonds (Parkmoor), Series 2023-F-2, 5.00% 6/1/2027 (put 6/1/2026)		1,045	1,069
San Jose Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2006-C, National insured, 0% 8/1/2025		795	761
San Juan Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-N, 4.00% 8/1/2031		1,700	1,730
San Ramon Valley Unified School Dist., G.O. Bonds, 2012 Election, Series 2018, 5.00% 8/1/2024		1,000	1,003
Santa Clara Valley Water Dist., Rev. Certs. of Part. (Water Utility System Improvement Projects), Series 2016-C, 5.00% 6/1/2024		650	651
Santa Clarita Community College Dist., G.O. Bonds, 2006 Election, Series 2014, 4.00% 8/1/2039 (preref. 8/1/2024)		3,000	3,002
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 9/1/2024		530	531
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 9/1/2025		375	376
Santa Monica-Malibu Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-E, 3.00% 8/1/2033		1,785	1,676

Private Client Services Funds	11

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Santa Monica-Malibu Unified School Dist., School Facs. Improvement Dist. No. 1 (Santa Monica Schools), G.O. Bonds, 2018 Election, Series 2021-B, 4.00% 8/1/2025	USD	405	$408
Santa Monica-Malibu Unified School Dist., School Facs. Improvement Dist. No. 2 (Malibu Schools), G.O. Bonds, 2018 Election, Series 2021-B, 4.00% 8/1/2025		345	348
City of Santa Rosa, Wastewater Rev. Bonds, Capital Appreciation Bonds, Series 2002-B, AMBAC insured, 0% 9/1/2025		5,800	5,528
Santa Rosa High School Dist., G.O. Bonds, 2014 Election, Series 2021-E, BAM insured, 4.00% 8/1/2027		500	514
Santa Rosa High School Dist., G.O. Bonds, 2014 Election, Series 2021-E, BAM insured, 4.00% 8/1/2029		500	525
Saugus Union School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2006, FGIC-National insured, 0% 8/1/2024		1,210	1,199
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2024		500	501
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2025		1,110	1,121
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 4.00% 7/1/2027[3]		740	734
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 4.00% 7/1/2029[3]		805	799
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 7/1/2031[3]		875	891
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2014-A, 4.125% 7/1/2024[3]		161	161
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 7/1/2024[3]		585	585
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2015-A, 3.625% 7/1/2025[3]		745	737
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 7/1/2026[3]		505	515
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 7/1/2027[3]		600	620
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 7/1/2024[3]		130	130
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 7/1/2024[3]		100	100
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 7/1/2025[3]		150	151
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 7/1/2025[3]		105	105
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 7/1/2026[3]		315	321
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 7/1/2026[3]		110	112
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 7/1/2027[3]		220	227
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 7/1/2027[3]		100	103
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 7/1/2028[3]		100	105
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 7/1/2029[3]		200	211
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 7/1/2030[3]		200	213
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 9/1/2024		145	144
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 9/1/2025		365	356
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 9/1/2026		150	144
Silicon Valley Clean Water, Wastewater Rev. Notes, Series 2021-B, 0.50% 3/1/2026		5,040	4,630
South Placer Wastewater Auth., Wastewater Rev. Ref. Bonds, Series 2020, 5.00% 11/1/2031		2,885	3,304
South Placer Wastewater Auth., Wastewater Rev. Ref. Bonds, Series 2020, 5.00% 11/1/2032		500	581
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 7/1/2026		200	208
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 7/1/2027		400	427
Southwestern Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2000 Election, Series 2004, National insured, 0% 8/1/2028		750	651
Southwestern Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2015-D, 0% 8/1/2035 (preref. 2/1/2025)		1,170	687
Stanislaus Union School Dist., G.O. Rev. Ref. Bonds, Series 2019, BAM insured, 5.00% 8/1/2025		500	510
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Noble Creek Apartments), Series 2022-J, 3.50% 8/1/2025 (put 8/1/2024)		6,887	6,866
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 3/1/2025		750	756
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 3/1/2028		2,085	2,132
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 3/1/2034		975	1,021
Statewide Communities Dev. Auth., Rev. Bonds (Cottage Health System Obligated Group), Series 2015, 5.00% 11/1/2043 (preref. 11/1/2024)		5,000	5,028
Statewide Communities Dev. Auth., Rev. Bonds (Jewish Home of San Francisco), Series 2016, 5.00% 11/1/2026		575	601
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-M, 5.00% 4/1/2038 (put 11/1/2029)		1,500	1,639

12	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2014-B, 5.00% 7/1/2026 (preref. 7/1/2024)	USD	200	$200
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 5.00% 4/1/2026		275	284
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 5.00% 4/1/2027		425	448
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Rady Children’s Hospital), Series 2016-B, 5.00% 8/15/2028		860	929
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 5.00% 5/15/2029		1,915	2,063
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 5.00% 5/15/2031		3,000	3,311
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 5.00% 5/15/2032		3,500	3,855
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2029		1,250	1,279
Stockton Unified School Dist., G.O. Bonds, 2012 Election, Series 2018-C, BAM insured, 5.00% 8/1/2030		2,145	2,319
Stockton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2011-D, Assured Guaranty Municipal insured, 0% 8/1/2033		2,500	1,813
Stockton Unified School Dist., G.O. Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 8/1/2033		1,480	1,736
Sweetwater Union High School Dist., G.O. Bonds, 2006 Election, Series 2006, 4.00% 8/1/2026		515	519
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 8/1/2025		1,715	1,720
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2025		1,000	1,013
Tobacco Securitization Auth., Tobacco Settlement Asset-Backed Rev. Ref. Senior Bonds (Sacramento County Tobacco Securitization Corp), Series 2021-A-1, 5.00% 6/1/2027		1,550	1,624
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 8/1/2030		545	557
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2027		600	621
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2028		700	734
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2029		660	697
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2030		1,500	1,589
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2031		765	803
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2020, 5.00% 1/1/2031		1,600	1,799
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2024		860	862
Twin Rivers Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 8/1/2024		400	401
Regents of the University of California, General Rev. Bonds, Series 2024-BT, 5.00% 5/15/2026		4,500	4,667
Regents of the University of California, General Rev. Bonds, Series 2023-BM, 5.00% 5/15/2031		750	857
Regents of the University of California, General Rev. Bonds, Series 2023-BM, 5.00% 5/15/2032		3,000	3,476
Regents of the University of California, General Rev. Bonds, Series 2024-BV, 5.00% 5/15/2038		5,000	5,779
Regents of the University of California, Limited Project Rev. Bonds, Series 2022-S, 5.00% 5/15/2031		1,150	1,310
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2024		500	501
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 4/1/2028		590	617
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 12/1/2045		1,445	1,433
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2019-A, 4.00% 12/1/2049		3,520	3,489
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2020-A, 3.00% 12/1/2050		5,310	5,154
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2022-A, 5.50% 12/1/2052		2,630	2,757
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2017-CQ, 4.00% 12/1/2047		665	660
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2018-CR, 4.00% 12/1/2048		2,485	2,463
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 12/1/2049		1,500	1,487
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2020-CT, 3.00% 12/1/2050		3,665	3,554
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2022-CU, 5.50% 12/1/2052		1,860	2,019
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2016-CN, 3.50% 12/1/2045		210	209
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 8/1/2024		730	730

Private Client Services Funds	13

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 8/1/2026	USD	270	$275
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 4.00% 9/1/2025		400	401
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2016-AV, 4.00% 12/1/2033		3,260	3,316
West Basin Municipal Water Dist., Rev. Ref. Bonds, Series 2021-A, 5.00% 8/1/2030		1,575	1,786
West Basin Municipal Water Dist., Rev. Ref. Bonds, Series 2021-A, 5.00% 8/1/2031		745	859
West Contra Costa Unified School Dist., G.O. Bonds, 2010 Election, Series 2020-F, Assured Guaranty Municipal insured, 4.00% 8/1/2028		600	626
West Contra Costa Unified School Dist., G.O. Bonds, 2012 Election, Series 2020-E, Assured Guaranty Municipal insured, 4.00% 8/1/2030		900	956
West Contra Costa Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2005-D, National insured, 0% 8/1/2026		2,425	2,238
West Contra Costa Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2005-D, National insured, 0% 8/1/2031		2,585	2,012
West Contra Costa Unified School Dist., G.O. Rev. Ref. Bonds, 2005 Election, Series 2008-B, 6.00% 8/1/2027		4,050	4,431
Westside Union School Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 8/1/2027		800	711
Whittier City School Dist., G.O. Rev. Ref. Bonds, Series 2016, 4.00% 8/1/2030		825	840
Whittier Union High School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2016, 0% 8/1/2032		1,000	739
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 9/1/2029		215	220
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 9/1/2030		235	239
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 9/1/2031		260	264
Yosemite Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2010-D, 0% 8/1/2031		500	396
			616,123

Missouri 0.00%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 5/1/2038		30	30

Texas 0.08%
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Christus Health), Series 2018-A, 5.00% 7/1/2024		500	501

United States 0.26%
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class ACA, 3.35% 11/25/2033		1,859	1,689

Total bonds, notes & other debt instruments (cost: $640,007,000)			622,473

Short-term securities 3.19%

Municipals 3.19%
Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A., Inc. Project), Series 2010-B, 3.50% 11/1/2035[1]		2,180	2,180
City of Irvine, Reassessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Series 1999, 3.83% 9/2/2024[1]		1,000	1,000
Municipal Fin. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A., Inc. Project), Series 2005, 3.75% 6/1/2025[1]		4,500	4,500
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-B, 3.70% 8/1/2024 (put 5/1/2024)[3]		1,770	1,770
County of Riverside, Tax and Rev. Anticipation Notes, Series 2023, 5.00% 6/28/2024		5,000	5,008

14	Private Client Services Funds

Capital Group California Core Municipal Fund

Short-term securities (continued)	Principal amount (000)		Value (000)
Municipals (continued)
School Cash Reserve Program Auth., 2023-2024 Bonds, Series 2023-A, 5.00% 6/28/2024	USD	1,275	$1,278
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A., Inc. Project), Series 2002, 3.77% 5/15/2024[1]		4,735	4,735
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2020-O-1, 3.85% 5/15/2045[1]		400	400

Total short-term securities (cost: $20,877,000)			20,871
Total investment securities 98.27% (cost: $660,884,000)			643,344
Other assets less liabilities 1.73%			11,312

Net assets 100.00%			$654,656

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 4/30/2024 (000)
2 Year U.S. Treasury Note Futures	Long	40	7/3/2024	USD8,106	$(5)
5 Year U.S. Treasury Note Futures	Long	336	7/3/2024	35,194	(668)
30 Year Ultra U.S. Treasury Bond Futures	Short	34	6/28/2024	(4,065)	290
					$(383)

[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Step bond; coupon rate may change at a later date.
[3]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,590,000, which represented 1.31% of the net assets of the fund.

Key to abbreviation(s)

Agcy. = Agency

Assn. = Association

Auth. = Authority

Certs. = Certificates

Dept. = Department

Dev. = Development

Dist. = District

Dists. = Districts

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

Part. = Participation

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD = U.S. dollars

Private Client Services Funds	15

Capital Group California Short-Term Municipal Fund	unaudited
Investment portfolio April 30, 2024

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.

Bonds, notes & other debt instruments 93.04%	Principal amount (000)		Value (000)
California 93.04%
Burbank Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 1997 Election, Series 2002-C, National insured, 0% 7/1/2027	USD	500	$450
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 5.00% 11/1/2025		860	883
Chino Basin Regional Fin. Auth., Rev. Notes (Inland Empire Utilities Interim Fncg.), Series 2020-B, 4.00% 11/1/2025		500	505
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 9/1/2024		410	409
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 9/1/2025		430	427
Citrus Community College Dist., G.O. Bonds, 2020 Election, Series 2021-A, 4.00% 8/1/2025		370	373
Coast Community College Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2006-B, Assured Guaranty Municipal insured, 0% 8/1/2026		1,205	1,115
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)		1,000	989
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-B-1, 5.00% 7/1/2053 (put 8/1/2029)		1,300	1,363
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 5.00% 12/1/2053 (put 8/1/2029)		1,000	1,048
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-E-1, 5.00% 2/1/2054 (put 3/1/2031)		1,000	1,054
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 5.00% 6/1/2025		125	127
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 5.00% 6/1/2027		500	529
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2024		400	399
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2025		410	409
East Bay Municipal Utility Dist., Water System Rev. Ref. Bonds, Series 2015-A, 5.00% 6/1/2028		1,000	1,019
East Side Union High School Dist., G.O. Bonds, 2014 Election, Series 2023-D, 5.00% 8/1/2030		190	216
East Side Union High School Dist., G.O. Rev. Ref. Bonds, Series 2020, BAM insured, 5.00% 8/1/2025		845	863
Eastern Municipal Water Dist., Community Facs. Dist. No. 2017-79 (Eagle Crest), Special Tax Bonds, Series 2021, 4.00% 9/1/2025		275	274
Eastern Municipal Water Dist., Fin. Auth., Water and Wastewater Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2024		225	225
Eastern Municipal Water Dist., Fin. Auth., Water and Wastewater Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2026		300	313
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2021-A, 5.00% 4/1/2025		425	431
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 9/1/2025		1,000	1,001
Escondido Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2028		500	436
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 1995-A, 0% 1/1/2025 (escrowed to maturity)		500	488
Fowler Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 4.00% 8/1/2024		745	745
G.O. Bonds, Series 2021, 4.00% 10/1/2026		560	570
G.O. Rev. Ref. Bonds, Series 2015, 5.00% 8/1/2024		250	251
G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 9/1/2028		700	727

16	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 12/1/2028	USD	500	$542
G.O. Rev. Ref. Bonds, Series 2022, 4.00% 9/1/2029		750	786
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 9/1/2029		500	550
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 6/1/2033 (preref. 6/1/2025)		720	733
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 6/1/2025 (escrowed to maturity)		1,000	961
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, AMBAC insured, 0% 6/1/2027 (escrowed to maturity)		1,000	901
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 8/15/2025 (escrowed to maturity)		400	408
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-B-2, 4.00% 10/1/2036 (put 10/1/2024)		110	110
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2019-B, 5.00% 10/1/2039 (put 10/1/2027)		565	583
Health Facs. Fncg. Auth., Rev. Bonds (Stanford Health Care), Series 2021-A, 3.00% 8/15/2054 (put 8/15/2025)		500	495
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 11/15/2025		1,000	1,022
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 11/15/2026 (preref. 11/15/2025)		275	282
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 11/15/2046 (preref. 11/15/2025)		250	256
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 5.00% 5/15/2024		680	680
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 11/1/2028		315	318
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 11/15/2026		700	727
Hemet Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 4.00% 8/1/2024		500	500
Imperial Community College Dist., G.O. Bonds, 2022 Election, Series 2023-A, Assured Guaranty Municipal insured, 5.00% 8/1/2025		130	133
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2021-B-2, 3.00% 10/1/2047 (put 10/1/2026)		1,500	1,474
City of Irvine Facs. Fncg. Auth., Special Tax Rev. Bonds (Irvine Great Park Infrastructure Project), Series 2023-A, 5.00% 9/1/2029		300	332
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2024		1,000	1,003
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2029		1,000	1,018
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, 5.00% 9/1/2025		250	253
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, 4.00% 9/1/2027		285	289
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2028		275	283
Kern Community College Dist., Facs. Improvement Dist. No. 1, G.O. Bonds, 2016 Election, Series 2020-C, 4.00% 8/1/2026		645	657
La Canada Unified School Dist., G.O. Bonds, 2017 Election, Series 2020-B, 4.00% 8/1/2024		425	425
City of Lake Elsinore, Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 9/1/2026		195	198
City of Lake Elsinore, Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 9/1/2027		210	215
Lodi Unified School Dist., G.O. Bonds, Series 2022, 5.00% 8/1/2025		500	510
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2020-B, 5.00% 5/15/2027		685	728
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2022-E, 5.00% 5/15/2030		250	283
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2017-B, 5.00% 7/1/2033		700	733
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-A, 5.00% 7/1/2026		300	312
City of Los Angeles, Solid Waste Resources Rev. Bonds, Series 2023-A, 5.00% 2/1/2025		330	334
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2029		150	159
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2030		175	186
County of Los Angeles, Dev. Auth., Multi Family Housing Rev. Bonds (West LA VA - Building 156 & 157 Apartments), Series 2023-C, 3.75% 12/1/2046 (put 12/1/2026)		350	346
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 5.00% 6/1/2026		400	416
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-RYQ, 5.00% 7/1/2025		750	764

Private Client Services Funds	17

Capital Group California Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2024-A, 5.00% 7/1/2025	USD	565	$575
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2016-B, 5.00% 7/1/2027		750	779
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014-C, 5.00% 7/1/2025		500	501
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2026		755	770
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2022-B, 3.00% 7/1/2028		955	948
Modesto Irrigation Dist. Fncg. Auth., Electric System Rev. Bonds, Series 2023-A, 5.00% 10/1/2029		440	486
Modesto Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2021, 5.00% 7/1/2026		635	659
Mountain View Whisman School Dist., G.O. Bonds, 2012 Election, Series 2016-B, 5.00% 9/1/2025		610	624
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 5.00% 5/15/2025		400	404
Northern California Energy Auth., Commodity Supply Rev. Bonds, Series 2018, 4.00% 7/1/2049 (put 7/1/2024)		750	750
County of Orange, Sanitation Dist., Wastewater Rev. Ref. Obligations, Series 2021-A, 5.00% 2/1/2026		750	776
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and No. 5; CFD No. 2005-1 IA No. 4), Series 2017-B, 5.00% 9/1/2024		990	992
Perris Union High School Dist., G.O. Bonds, 2012 Election, Series 2021-C, 4.00% 9/1/2024		240	240
Pollution Control Fncg. Auth., Water Facs. Rev. Bonds (American Water Capital Corp. Project), Series 2020, 3.70% 8/1/2040 (put 9/1/2028)		410	406
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2026		440	444
Public Works Board, Lease Rev. Bonds (Dept. of Corrections and Rehabilitation), Series 2015-H, 5.00% 12/1/2026		470	482
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2021-B, 5.00% 5/1/2027		750	789
Public Works Board, Lease Rev. Ref. Bonds, Series 2017-B, 5.00% 10/1/2024		310	312
Public Works Board, Lease Rev. Ref. Bonds, Series 2017-B, 5.00% 10/1/2024 (escrowed to maturity)		20	20
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 8/1/2030		500	559
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (The Grantline 208 Project), Special Tax Bonds, Series 2021-B, 3.00% 9/1/2024		85	85
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (The Grantline 208 Project), Special Tax Bonds, Series 2021-B, 4.00% 9/1/2026		105	105
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (The Grantline 208 Project), Special Tax Bonds, Series 2021-B, 4.00% 9/1/2028		120	120
County of Riverside, Transportation Commission, Toll Rev. Bonds, Capital Appreciation Bonds, Series 2013-B, 0% 6/1/2024 (escrowed to maturity)		1,000	997
RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 9/1/2028		1,000	1,038
Roseville Joint Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2007-C, Assured Guaranty Municipal insured, 0% 8/1/2025		510	487
Roseville Joint Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2007-C, Assured Guaranty Municipal insured, 0% 8/1/2026		870	804
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 7/1/2024		40	40
City of Sacramento, Municipal Utility Dist., Electric Rev. Ref. Bonds, Series 2018-F, 5.00% 8/15/2026		500	522
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-D, BAM insured, 4.00% 8/1/2024		520	520
Sacramento Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022, BAM insured, 5.00% 7/1/2027		815	860
Sacramento Unified School Dist., G.O. Rev. Ref. Bonds, Series 2024-B, BAM insured, 5.00% 8/1/2029		500	549
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2026		485	490
City of San Diego, Public Facs. Fncg. Auth., Lease Rev. Bonds (Capital Improvement Projects), Series 2021-A, 5.00% 10/15/2027		255	273
City of San Diego, Public Facs. Fncg. Auth., Sewer Rev. Bonds, Series 2022-A, 5.00% 5/15/2027		500	531
County of San Diego, Grossmont Healthcare Dist., G.O. Rev. Ref. Bonds, Series 2021-E, 5.00% 7/15/2028		320	345
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Bonds, Series 2021-B, 5.00% 4/1/2026		140	145
County of San Diego, Water Auth., Water Rev. Ref. Green Bonds, Series 2021-B, 5.00% 5/1/2030		230	262
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Green Bonds, 2018 Election, Series 2023-G-2, 5.00% 7/1/2028		600	654
San Diego Unified School Dist., G.O. Green Bonds, 2018 Election, Series 2022-F-2, 5.00% 7/1/2029		810	903
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-D-2, 5.00% 5/1/2024		1,025	1,025
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2016-A-2, 5.00% 5/1/2024		400	400
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2028		145	154

18	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2029	USD	195	$210
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2030		155	168
City and County of San Francisco, G.O. Bonds (Earthquake Safety and Emergency Response), Series 2021-E-1, 5.00% 6/15/2025		815	831
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2023-A, 5.00% 11/1/2029		500	559
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2023-C, 4.00% 10/1/2048 (put 10/1/2029)		1,040	1,076
City of San Jacinto, Community Facs. Dist. No. 2002-1 (Rancho San Jacinto Phase 2), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2027		900	920
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2026		440	454
San Mateo Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2001 Election, Series 2005-B, 0% 9/1/2027		1,130	1,011
San Ramon Valley Unified School Dist., G.O. Bonds, 2012 Election, Series 2015, 4.00% 8/1/2033 (preref. 8/1/2025)		500	504
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 9/1/2029		1,000	1,004
Santa Monica-Malibu Unified School Dist., School Facs. Improvement Dist. No. 1 (Santa Monica Schools), G.O. Bonds, 2018 Election, Series 2021-B, 4.00% 8/1/2025		335	338
City of Santa Rosa, Wastewater Rev. Bonds, Capital Appreciation Bonds, Series 2002-B, AMBAC insured, 0% 9/1/2025		1,000	953
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 9/1/2024		170	170
Silicon Valley Clean Water, Wastewater Rev. Bonds, Series 2018, 5.00% 8/1/2028		500	539
Silicon Valley Clean Water, Wastewater Rev. Notes, Series 2021-B, 0.50% 3/1/2026		1,350	1,240
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Noble Creek Apartments), Series 2022-J, 3.50% 8/1/2025 (put 8/1/2024)		1,476	1,472
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 3/1/2025		415	418
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2018, 5.00% 7/1/2026		325	337
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 5.00% 4/1/2025		485	491
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 5.00% 5/15/2027		850	888
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 8/1/2026		350	351
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2025		1,500	1,518
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2026		550	562
Tuolumne Wind Project Auth., Rev. Ref. Bonds (Tuolumne Wind Project), Series 2016-A, 5.00% 1/1/2027		670	706
Twin Rivers Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 8/1/2027		225	235
Regents of the University of California, General Rev. Bonds, Series 2024-BT, 5.00% 5/15/2026		500	519
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 12/1/2045		180	178
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2019-A, 4.00% 12/1/2049		1,015	1,006
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2020-A, 3.00% 12/1/2050		1,045	1,014
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2022-A, 5.50% 12/1/2052		565	592
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2017-CQ, 4.00% 12/1/2047		315	312
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2018-CR, 4.00% 12/1/2048		620	615
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2020-CT, 3.00% 12/1/2050		1,460	1,416
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2022-CU, 5.50% 12/1/2052		1,445	1,569
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2016-CN, 3.50% 12/1/2045		245	244
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2021-BD, 5.00% 12/1/2028		325	358
West Contra Costa Unified School Dist., G.O. Bonds, Series 2023, BAM insured, 5.00% 8/1/2028		1,000	1,088
West Contra Costa Unified School Dist., G.O. Bonds, 2012 Election, Series 2020-E, Assured Guaranty Municipal insured, 4.00% 8/1/2026		640	651
West Contra Costa Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A-1, 5.00% 8/1/2024		250	251
Westside Union School Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 8/1/2027		1,000	889
William S. Hart Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2001 Election, Series 2005-B, Assured Guaranty Municipal insured, 0% 9/1/2025		1,000	953

Private Client Services Funds	19

Capital Group California Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 9/1/2026	USD	160	$161
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 9/1/2027		180	182
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 9/1/2028		200	204

Total bonds, notes & other debt instruments (cost: $92,463,000)			90,526

Short-term securities 5.30%

Municipals 5.30%
Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A., Inc. Project), Series 2010-A, 3.77% 11/1/2035[1]		2,400	2,400
City of Los Angeles, Dept. of Water and Power, Water System Bonds, Series 2019-A, 3.84% 7/1/2049[1]		1,500	1,500
School Cash Reserve Program Auth., 2023-2024 Bonds, Series 2023-A, 5.00% 6/28/2024		255	255
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A., Inc. Project), Series 2002, 3.77% 5/15/2024[1]		1,000	1,000

Total short-term securities (cost: $5,155,000)			5,155
Total investment securities 98.34% (cost: $97,618,000)			95,681
Other assets less liabilities 1.66%			1,611

Net assets 100.00%			$97,292

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 4/30/2024 (000)
5 Year U.S. Treasury Note Futures	Long	44	7/3/2024	USD	4,608	$(89)
30 Year Ultra U.S. Treasury Bond Futures	Short	2	6/28/2024		(239)	17
						$(72)

[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviation(s)

Agcy. = Agency
Auth. = Authority
Dept. = Department
Dev. = Development
Dist. = District
Dists. = Districts
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Ref. = Refunding
Rev. = Revenue
USD = U.S. dollars

20	Private Client Services Funds

Financial statements

Statements of assets and liabilities	unaudited
at April 30, 2024	(dollars and shares in thousands, except per-share amounts)

	Capital Group California Core Municipal Fund		Capital Group California Short-Term Municipal Fund
Assets:
Investment securities in unaffiliated issuers, at value	$643,344		$95,681
Cash	412		349
Cash collateral pledged for futures contracts	418		92
Receivables for:
Sales of investments	3,568		—
Sales of fund’s shares	991		250
Dividends and interest	6,654		1,010
Services provided by related parties	—		2
Variation margin on futures contracts	41		2
Total assets	655,428		97,386

Liabilities:
Payables for:
Repurchases of fund’s shares	497		58
Investment advisory services	136		20
Variation margin on futures contracts	139		16
Other	—	*	—	*
Total liabilities	772		94
Net assets at April 30, 2024	$654,656		$97,292

Net assets consist of:
Capital paid in on shares of beneficial interest	$679,817		$101,462
Total distributable earnings (accumulated loss)	(25,161)		(4,170)
Net assets at April 30, 2024	$654,656		$97,292

Investment securities in unaffiliated issuers, at cost	$660,884		$97,618
Shares outstanding	64,641		9,864
Net asset value per share	$10.13		$9.86

*	Amount less than one thousand.

Refer to the notes to financial statements.

Private Client Services Funds	21

Financial statements (continued)

Statements of operations	unaudited
for the six months ended April 30, 2024	(dollars in thousands)

	Capital Group California Core Municipal Fund	Capital Group California Short-Term Municipal Fund
Investment income:
Income (net of non-U.S. taxes1):
Interest from unaffiliated issuers	$8,606	$1,183
Fees and expenses*:
Investment advisory services	823	125
Transfer agent services	7	1
Reports to shareholders	6	3
Registration statement and prospectus	10	4
Trustees’ compensation	2	— [2]
Auditing and legal	6	2
Custodian	6	5
Other	(15)[3]	(4)[3]
Total fees and expenses	845	136
Less reimbursements of fees and expenses:
Miscellaneous fee reimbursements	—	9
Total reimbursements of fees and expenses	—	9
Total fees and expenses after reimbursements	845	127
Net investment income	7,761	1,056

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in unaffiliated issuers	9	(20)
Futures contracts	(541)	(72)
	(532)	(92)
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	21,182	2,252
Futures contracts	(515)	(49)
	20,667	2,203
Net realized gain (loss) and unrealized appreciation (depreciation)	20,135	2,111

Net increase (decrease) in net assets resulting from operations	$27,896	$3,167

[1]	Additional information related to non-U.S. taxes and fees and expenses is included in the notes to financial statements.
[2]	Amount less than one thousand.
[3]	Amount is due to an adjustment of prior year expenses.

Refer to the notes to financial statements.

22	Private Client Services Funds

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Capital Group California Core Municipal Fund		Capital Group California Short-Term Municipal Fund
	Six months ended April 30, 2024*	Year ended October 31, 2023	Six months ended April 30, 2024*	Year ended October 31, 2023
Operations:
Net investment income	$7,761	$12,454	$1,056	$2,065
Net realized gain (loss)	(532)	(3,562)	(92)	(760)
Net unrealized appreciation (depreciation)	20,667	(4,371)	2,203	237
Net increase (decrease) in net assets resulting from operations	27,896	4,521	3,167	1,542

Distributions paid to shareholders	(7,747)	(12,269)	(1,032)	(2,061)

Net capital share transactions	(11,045)	67,610	(13,547)	(15,637)

Total increase (decrease) in net assets	9,104	59,862	(11,412)	(16,156)

Net assets:
Beginning of period	645,552	585,690	108,704	124,860
End of period	$654,656	$645,552	$97,292	$108,704

*	Unaudited.

Refer to the notes to financial statements.

Private Client Services Funds	23

Notes to financial statements	unaudited

1. Organization

Capital Group Private Client Services Funds (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of two funds: Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund (each a “fund,” collectively the “funds”). The assets of each fund are segregated, with each fund accounted for separately.

Each fund’s investment objectives are as follows:

Capital Group California Core Municipal Fund — Seeks to provide current income exempt from federal and California income taxes and to preserve capital.

Capital Group California Short-Term Municipal Fund — Seeks to preserve capital and secondarily to provide current income exempt from federal and California income taxes.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by accounting principles generally accepted in the United State of America. The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

24	Private Client Services Funds

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the funds’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each of the funds is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The funds’ board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.

Private Client Services Funds	25

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of April 30, 2024, are as follows (dollars in thousands):

Capital Group California Core Municipal Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$622,473	$—	$622,473
Short-term securities	—	20,871	—	20,871
Total	$—	$643,344	$—	$643,344

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$290	$—	$—	$290
Liabilities:
Unrealized depreciation on futures contracts	(673)	—	—	(673)
Total	$(383)	$—	$—	$(383)

*	Futures contracts are not included in the fund’s investment portfolio.

Capital Group California Short-Term Municipal Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$90,526	$—	$90,526
Short-term securities	—	5,155	—	5,155
Total	$—	$95,681	$—	$95,681

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$17	$—	$—	$17
Liabilities:
Unrealized depreciation on futures contracts	(89)	—	—	(89)
Total	$(72)	$—	$—	$(72)

*	Futures contracts are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

26	Private Client Services Funds

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities which may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Private Client Services Funds	27

Investing in municipal bonds of issuers within the state of California — Because the funds invest primarily in securities of issuers within the state of California, the funds are more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Futures contracts — Each fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

The following table presents the average month-end notional amounts of futures contracts while held for each fund (dollars in thousands):

Futures contracts
Capital Group California Core Municipal Fund	$106,549
Capital Group California Short-Term Municipal Fund	13,210

28	Private Client Services Funds

The following tables identify the location and fair value amounts on the funds’ statements of assets and liabilities and/or the effect on the funds’ statements of operations resulting from the funds’ use of futures contracts as of, or for the six months ended, April 30, 2024 (dollars in thousands):

Capital Group California Core Municipal Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$290	Unrealized depreciation*	$673

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(541)	Net unrealized appreciation (depreciation) on futures contracts	$(515)

Capital Group California Short-Term Municipal Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$17	Unrealized depreciation*	$89

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(72)	Net unrealized appreciation (depreciation) on futures contracts	$(49)

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

Collateral — Each fund either receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts. For futures contracts, the program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2024, neither of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, neither of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Private Client Services Funds	29

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; amortization of premiums and discounts; income on certain investments; net capital losses and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Capital Group California Core Municipal Fund	Capital Group California Short-Term Municipal Fund
As of October 31, 2023
Undistributed tax-exempt income	152	—
Capital loss carryforward*	(6,753)	(2,117)
As of April 30, 2024
Gross unrealized appreciation on investments	1,508	136
Gross unrealized depreciation on investments	(19,397)	(2,141)
Net unrealized appreciation (depreciation) on investments	(17,889)	(2,005)
Cost of investments	660,849	97,613

*	Each fund’s capital loss carryforward will be used to offset any capital gains realized by each fund in the current year or in subsequent years. Each fund will not make distributions from capital gains while a capital loss carryforward remains.

Tax-exempt income distributions paid or accrued from each fund were as follows (dollars in thousands):

Fund	Six months ended April 30, 2024	Year ended October 31, 2023
Capital Group California Core Municipal Fund	7,747	12,269
Capital Group California Short-Term Municipal Fund	1,032	2,061

7. Fees and transactions with related parties

CRMC, the funds’ investment adviser, is the parent company of American Funds Service Company® (“AFS”), the funds’ transfer agent. CRMC and AFS are considered related parties to each fund.

Investment advisory services — Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. The fee for Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund is 0.25% of the daily net assets of each fund.

Transfer agent services — Each fund has a shareholder services agreement with AFS under which each fund compensates AFS for providing transfer agent services. These services include recordkeeping, shareholder communications and transaction processing. In addition, each fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses for Capital Group California Short-Term Municipal Fund to limit the fund’s total annual operating expenses to 0.30% (as a percentage of daily net assets). Miscellaneous expenses exclude investment advisory services fees. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended April 30, 2024, total fees and expenses reimbursed by CRMC were $9,000 for Capital Group California Short-Term Municipal Fund. CRMC will not recoup all or a portion of these reimbursements. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC. No affiliated officers or trustees received any compensation directly from the series.

30	Private Client Services Funds

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or accounts managed by certain affiliates of CRMC) under procedures adopted by the funds’ board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sales transactions, if any, between each fund and related funds and the net realized gains from such sales as of April 30, 2024 (dollars in thousands):

Fund	Purchases	Sales	Net realized gain
Capital Group California Core Municipal Fund	$—	$4,777	$14

Interfund lending — Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The funds did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2024.

8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

9. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):

	Sales		Reinvestment of distributions		Repurchases		Net increase (decrease)
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2024
Capital Group California Core Municipal Fund	$90,160	8,820	$7,747	758	$(108,952)	(10,721)	$(11,045)	(1,143)
Capital Group California Short-Term Municipal Fund	14,804	1,496	1,032	104	(29,383)	(2,961)	(13,547)	(1,361)

Year ended October 31, 2023
Capital Group California Core Municipal Fund	$238,450	23,637	$12,269	1,216	$(183,109)	(18,183)	$67,610	6,670
Capital Group California Short-Term Municipal Fund	55,861	5,658	2,061	209	(73,559)	(7,449)	(15,637)	(1,582)

Private Client Services Funds	31

10. Investment transactions

The funds made purchases and sales of investment securities during the six months ended April 30, 2024, as follows (dollars in thousands):

	Capital Group California Core Municipal Fund	Capital Group California Short-Term Municipal Fund
Purchases of investment securities*	$83,462	$6,050
Sales of investment securities*	72,312	21,138

*	Excludes short-term securities and U.S. government obligations, if any.

32	Private Client Services Funds

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimbursements	Ratio of expenses to average net assets after reimbursements[2]	Ratio of net income (loss) to average net assets[2]
Capital Group California Core Municipal Fund
4/30/2024[3,4]	$9.81	$.12	$.32	$.44	$(.12)	$—	$(.12)	$10.13	4.47%[5]	$655	.26%[6]	.26%[6]	2.36%[6]
10/31/2023	9.91	.20	(.10)	.10	(.20)	—	(.20)	9.81	.92	646	.28	.28	1.97
10/31/2022	10.75	.13	(.77)	(.64)	(.14)	(.06)	(.20)	9.91	(6.02)	586	.27	.27	1.23
10/31/2021	10.90	.13	(.08)	.05	(.11)	(.09)	(.20)	10.75	.53	664	.27	.27	1.17
10/31/2020	10.73	.17	.18	.35	(.17)	(.01)	(.18)	10.90	3.29	627	.28	.28	1.55
10/31/2019	10.34	.20	.40	.60	(.20)	(.01)	(.21)	10.73	5.84	557	.28	.28	1.89
Capital Group California Short-Term Municipal Fund
4/30/2024[3,4]	$9.68	$.10	$.18	$.28	$(.10)	$—	$(.10)	$9.86	2.81%[5]	$97	.27%[6]	.25%[6]	2.11%[6]
10/31/2023	9.75	.17	(.07)	.10	(.17)	—	(.17)	9.68	1.13	109	.32	.30	1.73
10/31/2022	10.29	.08	(.51)	(.43)	(.08)	(.03)	(.11)	9.75	(4.17)	125	.30	.30	.79
10/31/2021	10.39	.08	(.07)	.01	(.08)	(.03)	(.11)	10.29	.12	182	.29	.29	.76
10/31/2020	10.28	.12	.11	.23	(.12)	—	(.12)	10.39	2.26	199	.30	.30	1.16
10/31/2019	10.06	.15	.22	.37	(.15)	—	(.15)	10.28	3.55	164	.32	.30	1.46

	Six months ended	Year ended October 31,
Portfolio turnover rate	April 30, 2024[3,4,5]	2023	2022	2021	2020	2019
Capital Group California Core Municipal Fund	12%	25%	40%	38%	37%	22%
Capital Group California Short-Term Municipal Fund	6%	45	50	43	42	39

[1]	Based on average shares outstanding.
[2]	This column reflects the impact, if any, of miscellaneous fee reimbursements from CRMC.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.

Refer to the notes to financial statements.

Private Client Services Funds	33

Expense example	unaudited

As a shareholder of the funds, you incur ongoing costs, including management fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2023, through April 30, 2024).

Actual expenses:

The first line of each fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Shareholders of the funds may be subject to an additional fee charged by CRMC’s Capital Group Private Client Services division for the ongoing services provided to the shareholder. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees. Note that the expenses shown in the table are meant to highlight your ongoing costs only. The second line of each fund in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 11/1/2023	Ending account value 4/30/2024	Expenses paid during period*	Annualized expense ratio
Capital Group California Core Municipal Fund
Actual return	$1,000.00	$1,044.74	$1.32	.26%
Assumed 5% return	1,000.00	1,023.57	1.31	.26
Capital Group California Short-Term Municipal Fund
Actual return	$1,000.00	$1,028.12	$1.26	.25%
Assumed 5% return	1,000.00	1,023.62	1.26	.25

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

34	Private Client Services Funds

Approval of Investment Advisory and Service Agreement

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2025, with respect to the various series of the funds (each a “fund”). The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the funds and their shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objective. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2023. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit the funds and their shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the funds to those of other relevant funds. They observed that each fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee noted that, although the fees paid by CRMC clients with separately managed accounts generally were lower than those paid by the funds, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and separately managed accounts. They also recognized that the fees for certain separately managed accounts could be lower than those of the funds due to the sizes of the accounts and the clients’ overall relationships with CRMC. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by each fund.

Private Client Services Funds	35

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the funds, including fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered CRMC’s reimbursement of fund expenses through voluntary fee caps and, as applicable, the sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

36	Private Client Services Funds

Liquidity Risk Management Program	unaudited

The series has adopted a liquidity risk management program (the “program”). The series’ board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages each fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of each fund’s investments, limiting the amount of each fund’s illiquid investments, and utilizing various risk management tools and facilities available to each fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of each fund’s investments is supported by one or more third-party liquidity assessment vendors.

The series’ board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2022, through September 30, 2023. No significant liquidity events impacting any of the funds were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing each fund’s liquidity risk.

Private Client Services Funds	37

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38	Private Client Services Funds

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Private Client Services Funds	39

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40	Private Client Services Funds

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2900

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectuses, which can be obtained from Capital Research and Management Company by calling (800) 266-9532 and should be read carefully before investing.

Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund file a complete list of their portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website (www.sec.gov). Additionally, the list of portfolio holdings is available by calling your relationship manager at (800) 266-9532.

The proxy voting procedures and policies of Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund — which describe how we vote proxies relating to portfolio securities — are available upon request by calling your relationship manager at (800) 266-9532. The funds file their proxy voting records with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC website or by calling your relationship manager.

If used as sales material after June 30, 2024, this report must be accompanied by the Quarterly Results document for the most recently completed calendar quarter for Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

On or around July 1, 2024, American Funds Distributors, Inc. will be renamed Capital Client Group, Inc.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Principal Executive Officer

Date: June 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama________
Kristine M. Nishiyama, Principal Executive Officer

Date: June 28, 2024

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: June 28, 2024